UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cadian Capital Management, LLC

Address:    535 Madison Ave.
            36th Floor
            New York, New York 10022

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Graham Quigley
Title:      Chief Financial Officer
Phone:      (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $2,902,404
                                         (thousands)


List of Other Included Managers:

No.          Form 13F File Number        Name

1.           028-12841                   Cadian Fund LP

2.           028-12845                   Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                           March 31, 2012

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5      COL 6     COL 7            COLUMN 8

                              TITLE OF                    VALUE      SHRS OR SH/ PUT/  INVSMT    OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)    PRN AMT PRN CALL  DSCRTN    MGRS     SOLE      SHARED    NONE
ABERCROMBIE & FITCH CO        CL A           002896207    81,614   1,645,107 SH        DEFINED   1,2     1,645,107
ALTERA CORP                   COM            021441100    54,314   1,364,000 SH        DEFINED   1,2     1,364,000
AMKOR TECHNOLOGY INC          COM            031652100    32,330   5,261,262 SH        DEFINED   1,2     5,261,262
AUTODESK INC                  COM            052769106   104,502   2,469,340 SH        DEFINED   1,2     2,469,340
BAZAARVOICE INC               COM            073271108     1,292      65,000 SH        DEFINED   1,2        65,000
CAREFUSION CORP               COM            14170T101    96,094   3,705,894 SH        DEFINED   1,2     3,705,894
CHARLES RIV LABS INTL INC     COM            159864107     3,609     100,000 SH        DEFINED   1,2       100,000
COMSCORE INC                  COM            20564W105    44,855   2,097,026 SH        DEFINED   1,2     2,097,026
COMVERSE TECHNOLOGY INC       COM PAR $0.10  205862402    28,759   4,186,158 SH        DEFINED   1,2     4,186,158
DEMANDWARE INC                COM            24802Y105     3,353     112,500 SH        DEFINED   1,2       112,500
EASTMAN CHEM CO               COM            277432100    70,050   1,355,200 SH        DEFINED   1,2     1,355,200
E M C CORP MASS               COM            268648102     8,217     275,000 SH        DEFINED   1,2       275,000
EQUINIX INC                   COM NEW        29444U502    14,628      92,904 SH        DEFINED   1,2        92,904
EXPRESS SCRIPTS INC           COM            302182100    48,762     900,000     CALL  DEFINED   1,2       900,000
EXPRESS SCRIPTS INC           COM            302182100   174,819   3,226,634 SH        DEFINED   1,2     3,226,634
FORTINET INC                  COM            34959E109     4,009     145,000 SH        DEFINED   1,2       145,000
FUSION-IO INC                 COM            36112J107     6,960     245,000 SH        DEFINED   1,2       245,000
GENERAL CABLE CORP DEL NEW    COM            369300108     1,454      50,000     CALL  DEFINED   1,2        50,000
GENERAL CABLE CORP DEL NEW    COM            369300108     2,472      85,000     CALL  DEFINED   1,2        85,000
GENERAL CABLE CORP DEL NEW    COM            369300108   123,590   4,250,000 SH        DEFINED   1,2     4,250,000
INVENSENSE INC                COM            46123D205     3,976     219,668 SH        DEFINED   1,2       219,668
INVENSENSE INC                COM            46123D205     2,082     115,000     PUT   DEFINED   1,2       115,000
KEMET CORP                    COM NEW        488360207    41,460   4,429,500 SH        DEFINED   1,2     4,429,500
LATTICE SEMICONDUCTOR CORP    COM            518415104    21,196   3,296,454 SH        DEFINED   1,2     3,296,454
LIFE TECHNOLOGIES CORP        COM            53217V109   113,825   2,331,534 SH        DEFINED   1,2     2,331,534
LINKEDIN CORP                 COM CL A       53578A108     5,850      57,359 SH        DEFINED   1,2        57,359
LTX-CREDENCE CORP             COM NEW        502403207    11,898   1,654,811 SH        DEFINED   1,2     1,654,811
NCR CORP NEW                  COM            62886E108   177,077   8,156,458 SH        DEFINED   1,2     8,156,458
NETAPP INC                    COM            64110D104   155,339   3,469,710 SH        DEFINED   1,2     3,469,710
NETSCOUT SYS INC              COM            64115T104    73,371   3,607,215 SH        DEFINED   1,2     3,607,215
NICE SYS LTD                  SPONSORED ADR  653656108    98,962   2,518,127 SH        DEFINED   1,2     2,518,127
NXP SEMICONDUCTORS N V        COM            N6596X109    81,937   3,079,184 SH        DEFINED   1,2     3,079,184
ON SEMICONDUCTOR CORP         COM            682189105     4,505     500,000     CALL  DEFINED   1,2       500,000
ON SEMICONDUCTOR CORP         COM            682189105    16,218   1,800,000     CALL  DEFINED   1,2     1,800,000
ON SEMICONDUCTOR CORP         COM            682189105   127,629  14,165,313 SH        DEFINED   1,2    14,165,313
OPEN TEXT CORP                COM            683715106     9,174     150,000     PUT   DEFINED   1,2       150,000
PMC-SIERRA INC                COM            69344F106   165,630  22,908,700 SH        DEFINED   1,2    22,908,700
RADWARE LTD                   ORD            M81873107    30,967     827,115 SH        DEFINED   1,2       827,115
ROCK-TENN CO                  CL A           772739207    37,158     550,000 SH        DEFINED   1,2       550,000
ROCKWOOD HLDGS INC            COM            774415103    32,594     625,000 SH        DEFINED   1,2       625,000
RPX CORP                      COM            74972G103    20,049   1,182,105 SH        DEFINED   1,2     1,182,105
SODASTREAM INTERNATIONAL LTD  USD SHS        M9068E105    33,680   1,000,000 SH        DEFINED   1,2     1,000,000
SOLUTIA INC                   COM NEW        834376501   170,035   6,085,704 SH        DEFINED   1,2     6,085,704
STANDARD MICROSYSTEMS CORP    COM            853626109    27,022   1,044,519 SH        DEFINED   1,2     1,044,519
STEC INC                      COM            784774101     7,538     798,566 SH        DEFINED   1,2       798,566
TESLA MTRS INC                COM            88160R101    23,834     640,000     PUT   DEFINED   1,2       640,000
TESLA MTRS INC                COM            88160R101    31,654     850,000     PUT   DEFINED   1,2       850,000
TESLA MTRS INC                COM            88160R101     7,448     200,000     PUT   DEFINED   1,2       200,000
TESLA MTRS INC                COM            88160R101     3,724     100,000     PUT   DEFINED   1,2       100,000
TESLA MTRS INC                COM            88160R101     5,025     134,944 SH        DEFINED   1,2       134,944
THORATEC CORP                 COM NEW        885175307   145,384   4,312,775 SH        DEFINED   1,2     4,312,775
TOLL BROTHERS INC             COM            889478103    38,744   1,615,000 SH        DEFINED   1,2     1,615,000
UNISYS CORP                   COM NEW        909214306    12,470     632,370 SH        DEFINED   1,2       632,370
UNIVERSAL DISPLAY CORP        COM            91347P105    17,702     484,600 SH        DEFINED   1,2       484,600
VERINT SYS INC                COM            92343X100   112,134   3,462,001 SH        DEFINED   1,2     3,462,001
VERISIGN INC                  COM            92343E102     2,876      75,000 SH        DEFINED   1,2        75,000
VIRNETX HLDG CORP             COM            92823T108       435      18,198 SH        DEFINED   1,2        18,198
WATSCO INC                    COM            942622200    45,350     612,500 SH        DEFINED   1,2       612,500
WEIGHT WATCHERS INTL INC NEW  COM            948626106    23,157     300,000     PUT   DEFINED   1,2       300,000
WEIGHT WATCHERS INTL INC NEW  COM            948626106    32,806     425,000     PUT   DEFINED   1,2       425,000
WEIGHT WATCHERS INTL INC NEW  COM            948626106    23,157     300,000     PUT   DEFINED   1,2       300,000
WEIGHT WATCHERS INTL INC NEW  COM            948626106     1,649      21,369 SH        DEFINED   1,2        21,369






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